FINANCIAL INSTRUMENTS - Interest Rate Swap Contracts Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities	$ (353,157)
FVTPL | Interest rate SWAP
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities		$ (605)
FVTOCI | Interest rate SWAP
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities		(132)
FVTPL | Interest rate SWAP
Disclosure of detailed information about hedging instruments [line items]
Financial assets	534
Cash flow hedges | FVTPL | Interest rate SWAP
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities	(605)
Cash flow hedges | FVTPL | Interest rate SWAP | Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Notional	15
Financial liabilities	$ (230)
Cash flow hedges | FVTPL | Interest rate SWAP | Settlement 1 | Fixed interest rate
Disclosure of detailed information about hedging instruments [line items]
Fixed rate payable	0.647%
Cash flow hedges | FVTPL | Interest rate SWAP | Settlement 2
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 15
Financial liabilities	$ (123)
Cash flow hedges | FVTPL | Interest rate SWAP | Settlement 2 | Fixed interest rate
Disclosure of detailed information about hedging instruments [line items]
Fixed rate payable	0.511%
Cash flow hedges | FVTPL | Interest rate SWAP | Settlement 3
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 20
Financial liabilities	$ (252)
Cash flow hedges | FVTPL | Interest rate SWAP | Settlement 3 | Fixed interest rate
Disclosure of detailed information about hedging instruments [line items]
Fixed rate payable	0.566%
Cash flow hedges | FVTOCI | Interest rate SWAP
Disclosure of detailed information about hedging instruments [line items]
Notional		25
Financial liabilities		$ (132)
Cash flow hedges | FVTOCI | Interest rate SWAP | Fixed interest rate
Disclosure of detailed information about hedging instruments [line items]
Fixed rate payable		0.355%
Cash flow hedges | FVTPL | Interest rate SWAP
Disclosure of detailed information about hedging instruments [line items]
Financial assets	$ 534
Cash flow hedges | FVTPL | Interest rate SWAP | Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Notional	15
Financial assets	$ 70
Cash flow hedges | FVTPL | Interest rate SWAP | Settlement 1 | Fixed interest rate
Disclosure of detailed information about hedging instruments [line items]
Fixed rate payable	0.647%
Cash flow hedges | FVTPL | Interest rate SWAP | Settlement 2
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 15
Financial assets	$ 10
Cash flow hedges | FVTPL | Interest rate SWAP | Settlement 2 | Fixed interest rate
Disclosure of detailed information about hedging instruments [line items]
Fixed rate payable	0.511%
Cash flow hedges | FVTPL | Interest rate SWAP | Settlement 3
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 20
Financial assets	$ 132
Cash flow hedges | FVTPL | Interest rate SWAP | Settlement 3 | Fixed interest rate
Disclosure of detailed information about hedging instruments [line items]
Fixed rate payable	0.566%
Cash flow hedges | FVTPL | Interest rate SWAP | Settlement 4
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 25
Financial assets	$ 322
Cash flow hedges | FVTPL | Interest rate SWAP | Settlement 4 | Fixed interest rate
Disclosure of detailed information about hedging instruments [line items]
Fixed rate payable	0.355%